New standards/amendments relevant for the Group adopted from April 1, 2017	12 Months Ended
Mar. 31, 2018
New Standards/Amendments Relevant For The Group [Abstract]
New standards/amendments relevant for the Group adopted from April 1, 2017
4.	New standards/amendments relevant for the Group adopted from April 1, 2017

On April 1, 2017 the Group adopted new accounting policies where necessary to comply with amendments to IFRS.

The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2017 in the preparation of these consolidated financial statements:

•	Amendments to IAS 1 - Presentation of Financial Statements

In December 2014, IASB issued an amendment to IAS 1 to address perceived impediments to preparers exercising their judgment in presenting their financial reports by making the following changes:

•	Clarification that information should not be obscured by aggregating or by providing immaterial information, and that materiality considerations apply to the all parts of the financial statements, and even when a standard requires a specific disclosure, materiality considerations do apply;
•	Clarification that the list of line items to be presented in these statements can be disaggregated and aggregated as relevant and additional guidance on subtotals in these statements and clarification that an entity's share of other comprehensive income of equity-accounted associates and joint ventures should be presented in aggregate as single line items based on whether or not it will subsequently be reclassified to profit or loss; and
•	Additional examples of possible ways of ordering the notes to clarify that understandability and comparability should be considered when determining the order of the notes and to demonstrate that the notes need not be presented in the order so far listed in paragraph 114 of IAS 1.

This amendment is effective for annual periods beginning on or after January 1, 2016.

The Group does not believe that the adoption of this amendment will have a material effect on its consolidated financial statements.

•	Amendment to IAS 16 – Property, Plant and Equipment and IAS 38 – Intangible Assets

In May 2014, the IASB issued “Amendments to IAS 16 and IAS 38”, clarifying that the use of methods based on revenue to calculate depreciation is not appropriate because revenue generated by an activity that includes the use of an asset typically reflects factors that are not directly linked to the consumption of the economic benefits embodied in the asset. Revenue is generally presumed to be an inappropriate basis for measuring the consumption of the economic benefits embodied in an intangible asset. This presumption, however, can be rebutted in certain limited circumstances. This Amendment is effective for annual period, beginning on or after January 1, 2016.

The Group does not believe that the adoption of this amendment will have a material effect on its consolidated financial statements.

•	Annual improvements to IFRSs 2012-2014 Cycle

In September 2014, the IASB issued “Annual Improvements to IFRSs: 2012-2014 Cycle” and “Annual Improvements to IFRSs: 2012-2014 Cycle”, as part of its annual process of revising and improving existing standards. These are effective for annual periods beginning on or after January 1, 2016.

•	IFRS 5 — Adds specific guidance in IFRS 5 for cases in which an entity reclassifies an asset from held-for-sale to held-for-distribution or vice versa and cases in which held-for-distribution accounting is discontinued
•	IFRS 7 — Additional guidance to clarify whether a servicing contract is continuing involvement in a transferred asset, and clarification on offsetting disclosures in condensed interim financial statements
•	IAS 19 — Clarifies that the high quality corporate bonds used in estimating the discount rate for post-employment benefits should be denominated in the same currency as the benefits to be paid

•	IAS 34 — Clarifies the meaning of “elsewhere in the interim report” and requires a cross-reference

The Group does not believe that the adoption of these amendments will have a material effect on its consolidated financial statements.